Document and Entity Information	Nov. 14, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001593548
Document Type	8-K
Document Period End Date	Nov. 14, 2022
Entity Registrant Name	PLAYAGS, INC.
Entity Incorporation State Country Code	NV
Entity File Number	001-38357
Entity Tax Identification Number	46-3698600
Entity Address, Address Line One	6775 S. Edmond St.
Entity Address, Address Line Two	Suite #300
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89118
City Area Code	(702)
Local Phone Number	722-6700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	AGS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false